Series C Convertible Preferred Stock (Details) (USD $)	1 Months Ended	6 Months Ended
	Jan. 31, 2012	Jun. 30, 2013 item	Feb. 29, 2012 item
Class of Stock [Line Items]
Common stock purchase price using warrants		9.60
Number of designated board of directors		2
Percentage of common stock sold shares of outstanding shares		20.00%
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common stock shares issuable upon conversion	30,000,000
Preferred stock, shares issued and sold	3,000,000
Shares of common stock to purchase by warrants	30,000,000
Number of closing sale of preferred stock			2
Common stock purchase price using warrants			1.20
Preferred stock, fixed annual amount of dividend per share		$ 0.625
Preferred stock, liquidation preference per share		$ 10.00
Convertible preferred stock conversion price per share		$ 8.00
Percentage of voting stock		34.00%
Number of votes per share		0.78625
Minimum [Member] | Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Transaction amount of equity securities by investors		$ 120,000
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Shares of common stock to purchase by warrants		3,750,000
Common stock purchase price using warrants		9.60